Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000147952 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147952 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147952 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147952 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147952 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147952 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147952 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147952 | Diageo PLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147952 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147952 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147952 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000147952 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000147952 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000147952 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000147952 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000147952 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000147952 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147952 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000147952 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147952 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147952 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147952 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147952 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000147952 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000147952 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000147952 | France
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000147952 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000147952 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000147952 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147952 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147952 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147952 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147952 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000147952 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147952 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147953 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147953 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147953 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147953 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147953 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147953 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147953 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147953 | Diageo PLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147953 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147953 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147953 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000147953 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000147953 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000147953 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000147953 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000147953 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000147953 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147953 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000147953 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147953 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147953 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147953 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147953 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000147953 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000147953 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000147953 | France
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000147953 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000147953 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000147953 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147953 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147953 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147953 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147953 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000147953 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147953 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147955 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147955 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147955 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147955 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147955 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147955 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147955 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147955 | Diageo PLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147955 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147955 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147955 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000147955 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000147955 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000147955 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000147955 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000147955 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000147955 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147955 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000147955 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147955 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147955 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147955 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147955 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000147955 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000147955 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000147955 | France
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000147955 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000147955 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000147955 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147955 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147955 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147955 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147955 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000147955 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147955 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147954 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147954 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147954 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147954 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147954 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147954 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147954 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147954 | Diageo PLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147954 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147954 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147954 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000147954 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000147954 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000147954 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000147954 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000147954 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000147954 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147954 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000147954 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147954 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147954 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147954 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147954 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000147954 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000147954 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000147954 | France
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000147954 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000147954 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000147954 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147954 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147954 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147954 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147954 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000147954 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000147954 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%